Expense Example, No Redemption - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - FidelityMacroOpportunitiesRiskParityFunds-AMCIZComboPRO - Fidelity Macro Opportunities Fund	Apr. 01, 2023 USD ($)
Fidelity Advisor Macro Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	$ 485
3 Years	1,019
5 Years	1,630
10 Years	3,275
Fidelity Advisor Macro Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	190
3 Years	843
5 Years	1,573
10 Years	3,327
Fidelity Advisor Macro Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	89
3 Years	553
5 Years	1,100
10 Years	2,595
Fidelity Advisor Macro Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	84
3 Years	548
5 Years	1,098
10 Years	2,599
Fidelity Advisor Macro Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	683
3 Years	1,154
5 Years	1,699
10 Years	$ 3,182